13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle Clayman
Title:	      Manager, Chief Investment Officer
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle Clayman 	New York, New York	November 1, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        68

Form 13F Information Table Value Total:  $1170932


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co              COM              013068101    25071   511350 SH       SOLE                   198370            312980
Alltel Corp                    COM              020039103     7743   192940 SH       SOLE                    68340            124600
Altera Corporation             COM              021441100    10925  1260064 SH       SOLE                   553394            706670
Amgen Inc                      COM              031162100    14130   338845 SH       SOLE                   204885            133960
Applied Materials              COM              038222105     3879   335860 SH       SOLE                   184820            151040
BJs Wholesale Club Inc         COM              05548J106    15805   831425 SH       SOLE                   340395            491030
Becton Dickinson               COM              075887109     2720    95758 SH       SOLE                    88748              7010
Bed Bath & Beyond Inc          COM              075896100    11634   357190 SH       SOLE                   208070            149120
BellSouth Corporation          COM              079860102     4875   265524 SH       SOLE                   152674            112850
Black Box Corporation          COM              091826107    13353   402195 SH       SOLE                   157690            244505
CEC Entertainment Inc          COM              125137109    23865   699650 SH       SOLE                   257870            441780
CNF Inc                        COM              12612W104    33303  1060950 SH       SOLE                   410540            650410
ChoicePoint Inc                COM              170388102    17116   480258 SH       SOLE                   160674            319584
Church & Dwight Inc            COM              171340102     8559   258200 SH       SOLE                    96080            162120
Cisco Systems Inc              COM              17275R102     2940   280570 SH       SOLE                   157620            122950
Citigroup Inc                  COM              172967101     7110   239814 SH       SOLE                   134632            105182
ConocoPhillips                 COM              20825C104    10510   227300 SH       SOLE                   136860             90440
Costco Wholesale Corp          COM              22160K105     9658   298370 SH       SOLE                   173040            125330
Countrywide Credit Ind Inc     COM              222372104    33226   704695 SH       SOLE                   318505            386190
Cytec Industries Inc           COM              232820100    17076   777930 SH       SOLE                   296210            481720
DTE Energy Company             COM              233331107    37011   909355 SH       SOLE                   415090            494265
Danaher Corp Del               COM              235851102    30937   544179 SH       SOLE                   259009            285170
Dentsply Int'l Inc             COM              249030107    33694   838795 SH       SOLE                   321195            517600
Dow Chemical                   COM              260543103     6725   246255 SH       SOLE                   139994            106261
EMC Corp/Mass                  COM              268648102     1285   281140 SH       SOLE                   148750            132390
Edison International           COM              281020107     9648   964840 SH       SOLE                   346270            618570
Edwards A.G. Inc               COM              281760108    17898   559670 SH       SOLE                   205900            353770
Fair Isaac & Co Inc            COM              303250104    18579   568155 SH       SOLE                   216420            351735
First Data Corp                COM              319963104     9377   335500 SH       SOLE                   202300            133200
Franklin Resources             COM              354613101    27040   869455 SH       SOLE                   418705            450750
Furniture Brands Intl Inc      COM              360921100     8581   373920 SH       SOLE                   223570            150350
Hilb Rogal & Hamilton Co       COM              431294107     1611    39065 SH       SOLE                    38165               900
ITT Educational Services Inc   COM              45068B109    21960  1169940 SH       SOLE                   484080            685860
Interstate Bakeries Corp       COM              46072H108    21638   814380 SH       SOLE                   331850            482530
Invacare Corp                  COM              461203101    23132   675380 SH       SOLE                   272590            402790
Johnson & Johnson              COM              478160104    11993   221770 SH       SOLE                   129120             92650
Johnson Controls Inc           COM              478366107     9228   120120 SH       SOLE                    68910             51210
Jones Apparel Group Inc        COM              480074103    35989  1172280 SH       SOLE                   524100            648180
Kemet Corp                     COM              488360108    11493  1344180 SH       SOLE                   548570            795610
King Pharmaceuticals Inc       COM              495582108    27108  1491890 SH       SOLE                   605240            886650
Knight-Ridder Inc              COM              499040103    31544   559190 SH       SOLE                   238610            320580
Lehman Bros Hldgs Inc          COM              524908100    20909   426285 SH       SOLE                   167575            258710
Limited Brands Inc             COM              532716107    12202   850920 SH       SOLE                   499140            351780
Lowes Co                       COM              548661107    32510   785270 SH       SOLE                   367720            417550
MBNA Corp                      COM              55262L100     7766   422525 SH       SOLE                   267760            154765
Manitowoc Company Inc          COM              563571108    14185   518660 SH       SOLE                   231020            287640
Maxim Integrated Products      COM              57772K101    20163   814335 SH       SOLE                   355655            458680
Merrill Lynch & Co Inc         COM              590188108     8414   255360 SH       SOLE                   154560            100800
Microsoft Corp                 COM              594918104     7671   175370 SH       SOLE                    96570             78800
Midcap Spdr Tr Unit Ser 1      COM              595635103     2482    33426 SH       SOLE                    33426
Monaco Coach Corp              COM              60886R103    21032  1050000 SH       SOLE                   396780            653220
Omnicare Inc                   COM              681904108    26074  1234547 SH       SOLE                   493047            741500
Omnicom Group Inc              COM              681919106    26148   469610 SH       SOLE                   222930            246680
PepsiCo                        COM              713448108    12651   342375 SH       SOLE                   205900            136475
Pogo Producing Co              COM              730448107    39952  1172980 SH       SOLE                   460320            712660
Praxair Inc                    COM              74005P104    35218   689070 SH       SOLE                   290970            398100
Procter & Gamble               COM              742718109    11729   131230 SH       SOLE                    75830             55400
Protective Life Corp           COM              743674103     5434   176600 SH       SOLE                   101970             74630
Pulte Homes Inc                COM              745867101    31159   730915 SH       SOLE                   286083            444832
Reynolds & Reynolds            COM              761695105     4784   213180 SH       SOLE                    69870            143310
SLM Corp                       COM              78442P106    53658   576097 SH       SOLE                   266557            309540
Sanmina-SCI Corp               COM              800907107     3511  1267421 SH       SOLE                   528351            739070
Schering Plough Corp           COM              806605101     5043   236550 SH       SOLE                   137150             99400
Sealed Air Corporation         COM              81211K100     7629   451713 SH       SOLE                   224233            227480
Veritas Software Corp          COM              923436109    13738   936464 SH       SOLE                   379029            557435
Vishay Intertechnology Inc     COM              928298108     6452   733210 SH       SOLE                   462260            270950
Waters Corporation             COM              941848103    26713  1101574 SH       SOLE                   494114            607460
Wellpoint Health Netwks-Cl A   COM              94973H108    43734   596648 SH       SOLE                   272778            323870